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MML Sustainable Equity Fund
MML Sustainable Equity Fund
INVESTMENT OBJECTIVE
This Fund seeks capital appreciation and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Sustainable Equity Fund	Initial Class	Service Class
Management Fees	0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees	none	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.57%	0.82%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Sustainable Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	58	183	318	714
Service Class	84	262	455	1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainable equity securities. Equity securities may include common stock, preferred stock, securities convertible into common or preferred stock, rights, and warrants. The Fund’s subadviser, American Century Investment Management, Inc. (“American Century”), currently considers sustainable securities to be those to which the subadviser’s proprietary model assigns an ESG score that is in the top three quartiles of the environmental, social, and governance (“ESG”) scores the model assigns to all of the securities in the Fund’s benchmark, the S&P 500® Index.
The Fund generally invests in large-capitalization companies American Century believes show improving business fundamentals and attractive ESG characteristics compared to their peer companies, using a proprietary multi-factor model that combines fundamental measures of a stock’s value and growth potential with ESG metrics. The model assigns each security a financial metrics score and an ESG score that are combined to create an overall score. American Century currently defines large capitalization companies as companies with capitalizations in the capitalization range of the S&P 500 Index. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
To measure value, American Century may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, American Century may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The model also considers price momentum. American Century arrives at an ESG score by evaluating multiple metrics of each ESG characteristic — environmental, social, and governance. American Century utilizes internal data and research, as well as third party commercial data sources and scoring systems, to evaluate each security’s ESG characteristics. To the extent such information is available and relevant for a particular company, American Century will consider, among other things, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy, or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights such as say on pay (governance). If an ESG score is unavailable or incomplete, a security may still be selected for the portfolio if American Century believes it can evaluate the security qualitatively, or if the financial metrics and/or remaining ESG data merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.
Final scores for each security are evaluated on a sector-specific basis, and the Fund seeks to hold securities with the strongest scores in their respective sectors. Using this process, American Century attempts to build a portfolio of stocks that has sustainable competitive advantages, provides better returns without taking on significant additional risk, and maintains a stronger ESG profile than the S&P 500 Index.
Although American Century intends to invest the Fund’s assets primarily in U.S. securities, the Fund may invest in securities of foreign companies when these securities meet American Century’s standards of selection.
When determining whether to sell a security, American Century considers among other things, a security’s price, whether a security’s risk parameters outweigh its return opportunities, general market conditions, and whether the security meets its ESG criteria.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s name and investment strategy changed on April 29, 2022. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Initial Class Shares

Highest Quarter:	2Q ’20,	19.65%	Lowest Quarter:	1Q ’20,	-20.38%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - MML Sustainable Equity Fund	1 Year	5 Years	10 Years
Initial Class	(17.01%)	8.64%	11.67%
Service Class	(17.20%)	8.37%	11.39%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(7.69%)	9.42%	12.56%